(20) PRIVATE PENSION PLAN (Details 8)	Dec. 31, 2019	Dec. 31, 2018
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	96.00%	94.00%
Total not quoted in an active market	4.00%	6.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	3.00%	3.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Transactions With Participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	1.00%	1.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Other Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market		1.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Other Investments Escrow Deposits And Others [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	0.00%	1.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	75.00%	77.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Federal Government Bonds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	61.00%	55.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Corporate Bonds (Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	1.00%	3.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Corporate Bonds (Non Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%	1.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Multimarket Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	4.00%	4.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Other Fixed Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	9.00%	15.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Variable Income [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	17.00%	15.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Investiment Funds - Shares [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	17.00%	15.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	4.00%	2.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member] | Real Estate Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member] | Equity Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member] | Multimarket Fund [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	4.00%	2.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	97.00%	97.00%
Total not quoted in an active market	3.00%	3.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	2.00%	2.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Transactions With Participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	1.00%	2.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	76.00%	81.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Federal Government Bonds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	58.00%	53.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Corporate Bonds (Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	2.00%	5.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Corporate Bonds (Non Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%	1.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Multimarket Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	4.00%	4.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Other Fixed Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	12.00%	18.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Variable Income [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	17.00%	13.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Variable Income [Member] | Investiment Funds - Shares [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	17.00%	13.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	4.00%	2.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member] | Equity Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member] | Multimarket Fund [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	4.00%	2.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member] | Equity Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	96.00%	96.00%
Total not quoted in an active market	4.00%	4.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	2.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Transactions With Participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	1.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	76.00%	78.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Rate [Member] | Federal Government Bonds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	66.00%	68.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Rate [Member] | Corporate Bonds (Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	5.00%	5.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Rate [Member] | Corporate Bonds (Non Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	2.00%	3.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Rate [Member] | Multimarket Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	2.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Variable Income [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	21.00%	18.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Variable Income [Member] | Investiment Funds - Shares [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	21.00%	18.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market		1.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Structured Investments [Member] | Real Estate Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market		1.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	96.00%	96.00%
Total not quoted in an active market	4.00%	4.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	2.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Transactions With Participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	2.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Fixed Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	74.00%	77.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Fixed Rate [Member] | Federal Government Bonds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	64.00%	67.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Fixed Rate [Member] | Corporate Bonds (Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	5.00%	5.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Fixed Rate [Member] | Corporate Bonds (Non Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	3.00%	3.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Fixed Rate [Member] | Multimarket Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	2.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Fixed Rate [Member] | Other Fixed Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Variable Income [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	21.00%	18.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Variable Income [Member] | Investiment Funds - Shares [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	21.00%	18.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	1.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Structured Investments [Member] | Real Estate Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	1.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Structured Investments [Member] | Equity Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Structured Investments [Member] | Multimarket Fund [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market